Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.70%	2.00%
Rate of compensation increase	2.20%	2.30%
Foreign Plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.00%
Rate of compensation increase	4.60%	4.50%